Inventories - Schedule of Inventories (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Raw materials		$ 1,870
Finished goods		2,424
Work in process		53
Reserve for excess and obsolete inventory		(2,391)
Total inventories, net		$ 1,956